Current and long-term debt - 2021 AVIC Lease Financing (Details) - 2021 AVIC Lease Financing	1 Months Ended		2 Months Ended
	Mar. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel	Mar. 31, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term			9 years
Periodic borrowing payment, amount			$ 1,800,000
Deposit as a percent of borrowing amount	$ 0.01		0.01
Aggregate amount of deposit	$ 1,000,000		$ 1,000,000
Net debt to capitalization ratio			70.00%
Consolidated tangible net worth			$ 650,000,000
Minimum percentage, fair market value of collateral on or before the third anniversary of delivery	115.00%		115.00%
Minimum percentage, fair market value of vessels provided as collateral after third anniversary of delivery	120.00%		120.00%
NIBC Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings		$ 30,000,000
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 29,600,000
London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.45%		3.45%
Vessels | STI Memphis and STI Soho
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2
Aggregate proceeds		$ 44,200,000
Vessels | STI Lombard and STI Osceola
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2		2
Aggregate proceeds	$ 53,100,000